NON-CONTROLLING INTERESTS - Other Non-controlling Interests-Sichuan Jinko (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
NON-CONTROLLING INTERESTS
Carrying amount of the non-controlling interests			¥ 10,299,574	$ 1,472,819	¥ 12,801,136
Jiangxi Jinko
NON-CONTROLLING INTERESTS
Debt-to-asset ratio		73.90%
Sichuan Jinko
NON-CONTROLLING INTERESTS
Ownership percentage			55.80%	55.80%
Number of board members appointed | item		4
Period to repurchase equity shares		36 months
Target annual net profits		¥ 412,000
Debt-to-asset ratio		41.10%
Voting rights in the board of directors, percentage		0.25%
Excess of the consideration over the carrying amounts of non-controlling interests		¥ 186,000
Sichuan Jinko | Additional rights if redemption request rejected
NON-CONTROLLING INTERESTS
Target annual net profits		550,000
Sichuan Jinko | Increase in net profits in subsequent year one
NON-CONTROLLING INTERESTS
Target annual net profits		686,900
Sichuan Jinko | Increase in net profits in subsequent year two
NON-CONTROLLING INTERESTS
Target annual net profits		823,800
Sichuan Jinko | Increase in net profits in subsequent year three
NON-CONTROLLING INTERESTS
Target annual net profits		¥ 961,100
Sichuan Jinko | Jiangxi Jinko
NON-CONTROLLING INTERESTS
Ownership percentage		90.72%
Voting rights in the board of directors, percentage		0.33%
Sichuan Jinko | Third party investors
NON-CONTROLLING INTERESTS
Non-controlling interests' ownership of the subsidiary		9.28%
Number of board members appointed | item		1
Sichuan Jinko
NON-CONTROLLING INTERESTS
Investments in subsidiaries		¥ 600,000
Carrying amount of the non-controlling interests					¥ 388,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
NON-CONTROLLING INTERESTS
Consideration to repurchase all the equity interests	¥ 620,000
Deduction of additional paid in capital	¥ 235,000